March 1, 2011

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:     Rydex ETF Trust - File Nos.:  333-101625 and 811-21261

Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectuses and Statements of Additional Information do not differ from that contained in Rydex ETF Trust’s Post-Effective Amendment No. 17 and 18.  The Post-Effective Amendments were filed electronically on February 28, 2011.

Please call me at 785-438-3226 with any questions or comments regarding this letter, or if I may assist you in any way.

Sincerely,

AMY J. LEE

Amy J. Lee
Vice President and Assistant Secretary
Rydex ETF Trust